Prospectus Supplement

June 12, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated June 12, 2020 to the Morgan Stanley Institutional Fund Trust Prospectuses dated January 28, 2020

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
Discovery Portfolio
Global Strategist Portfolio
High Yield Portfolio
Short Duration Income Portfolio
Strategic Income Portfolio

Effective July 1, 2020, the fifth sentence in the section of each Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Please retain this supplement for future reference.

  IFTLAPFESCPROSPT 5/20

Prospectus Supplement

June 12, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated June 12, 2020 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2020

Senior Loan Portfolio

Effective July 1, 2020, the fourth sentence in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Please retain this supplement for future reference.

  IFTSLFESCPROSPT 5/20

Prospectus Supplement

June 12, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated June 12, 2020 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2020

Liquid Assets Prime Portfolio

Effective July 1, 2020, the third sentence in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Please retain this supplement for future reference.

  IFTLAPFESCPROSPT 5/20